INCOME PER SHARE	12 Months Ended
Dec. 31, 2016
INCOME (LOSS) PER SHARE [Abstract]
INCOME (LOSS) PER SHARE
32.	Income PER SHARE

Basic and diluted net income per share for each period presented are calculated as follows (in millions of $, except share and per share amounts):

	For the year ended December 31,
	2014	2015	2016

Numerator:
Income attributable to ordinary shareholders – basic and diluted	3.0	43.8	127.5

Denominator:
Weighted-average number of shares outstanding – basic	3,701,145,330	4,120,369,328	4,158,984,882
Effects of dilution of stock options and RSUs granted in connection with the stock option plan	-	320,340	312,659

Weighted-average number of shares outstanding – diluted	3,701,145,330	4,120,689,668	4,159,297,541

Basic net income per share	$0.00	$0.01	$0.03

Diluted net income per share	$0.00	$0.01	$0.03

The historical issued and outstanding ordinary shares of Q CELLS have been recast to retrospectively reflect the number of shares issued in the Transaction in all periods presented.

The Group issued ordinary shares to its share depository bank which have been and will continue to be used to settle stock option awards upon their exercise. No consideration was received by the Group for this issuance of these ordinary shares. The unused ordinary issued to share depository bank are legally issued and outstanding but are treated as escrowed shares for accounting purposes and, therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Group.

The redeemable shares have been excluded in both basic and diluted net loss per share as they are not entitled to the earnings of the Group.